Equity Purchase Agreement - (Details Narrative) (10-K) - USD ($)				12 Months Ended
	Aug. 30, 2019	Jul. 09, 2019	Mar. 12, 2019	Dec. 31, 2019
Owning common stock percentage				50.00%
Equity Purchase Agreement [Member] | GHS Investments LLC [Member]
Number of shares issued for common stock, value		$ 3,000,000		$ 400,000
Number of shares issued for common stock		30,000
Legal fees		$ 90,000
Purchase price percentage		80.00%
Owning common stock percentage				4.99%
Sold an aggregate shares				5,475
Proceeds form shares				$ 37,094
Equity Purchase Agreement [Member] | GHS Investments LLC [Member] | Average 1 [Member]
Investor purchases description				i. If between zero (0) to seven hundred fifty (750) Shares are traded on average per day during the Pricing Period, the relevant Put shall be capped to seven hundred fifty (750) Shares;
Number of shares capped				750
Equity Purchase Agreement [Member] | GHS Investments LLC [Member] | Average 2 [Member]
Investor purchases description				ii. If between seven hundred fifty-one (751) Shares to one thousand five hundred (1,500) Shares are traded on average per day, the relevant Put shall be capped to one thousand five hundred (1,500) Shares;
Number of shares capped				1,500
Equity Purchase Agreement [Member] | GHS Investments LLC [Member] | Average 3 [Member]
Investor purchases description				iii. If between one thousand five hundred and one (1,501) Shares to three thousand (3,000) Shares are traded on average per day, the relevant Put shall be capped to three thousand (3,000) Shares;
Number of shares capped				3,000
Equity Purchase Agreement [Member] | GHS Investments LLC [Member] | Average 4 [Member]
Investor purchases description				iv. If between three thousand and one (3,001) Shares to seven thousand five hundred (7,500) Shares are traded on average per day, the relevant Put shall be capped to seven thousand five hundred (7,500) Shares; and
Number of shares capped				7,500
Equity Purchase Agreement [Member] | GHS Investments LLC [Member] | Average 5 [Member]
Investor purchases description				v. If the average daily traded volume for the Pricing Period is equal to or greater than seven thousand five hundred and one (7,501) Shares, then the relevant Put shall be limited to an amount which equals two times (2x) the average daily volume for the Shares during the Pricing Period.
Equity Purchase Agreement [Member] | Investor [Member]
Number of donate shares to common stock			1,750
Number of donate shares returned and canceled	1,750
Equity Purchase Agreement [Member] | Maximum [Member]
Number of shares issued for common stock, value			$ 450,000